CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (CAD) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended		9 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2012
Net earnings (loss)	(36.7)	(72.3)	(127.3)
Employee future benefits liability adjustment
Gross amount (note 16)	6.6	(36.2)	24.2
Tax (expense) recovery	0	0	0
Net amount	6.6	(36.2)	24.2
Reclassification of amortization of employee future benefits
Gross amount	0	0	0
Tax (expense) recovery	0	0	0
Net amount	0	0	0
Other comprehensive income (loss) from continuing operations, net of taxes	6.6	(36.2)	24.2
Employee future benefits liability adjustment
Gross amount	0	0	0
Tax (expense) recovery	0	0	0
Net amount	0	0	0
Foreign currency translation adjustments, net of related hedging activities
Gross amount	0	0	0
Tax (expense) recovery	0	0	0
Net amount	0	0	0
Other comprehensive income (loss) from discontinued operations, net of taxes	0	0	0
Total comprehensive income (loss)	(30.1)	(108.5)	(103.1)
Comprehensive (income) loss attributable to non-controlling interest:
Net (earnings) loss	1.5	0	(0.3)
Comprehensive (income) loss attributable to non-controlling interest	1.5	0	(0.3)
Comprehensive income (loss) attributable to the company	(28.6)	(108.5)	(103.4)
Predecessor [Member]
Net earnings (loss)				650.3
Employee future benefits liability adjustment
Gross amount (note 16)				(32.0)
Tax (expense) recovery				0
Net amount				(32.0)
Reclassification of amortization of employee future benefits
Gross amount				3.9
Tax (expense) recovery				(0.9)
Net amount				3.0
Other comprehensive income (loss) from continuing operations, net of taxes				(29.0)
Employee future benefits liability adjustment
Gross amount				0.3
Tax (expense) recovery				0
Net amount				0.3
Foreign currency translation adjustments, net of related hedging activities
Gross amount				4.0
Tax (expense) recovery				0
Net amount				4.0
Other comprehensive income (loss) from discontinued operations, net of taxes				4.3
Total comprehensive income (loss)				625.6
Comprehensive (income) loss attributable to non-controlling interest:
Net (earnings) loss				(31.9)
Comprehensive (income) loss attributable to non-controlling interest				(31.9)
Comprehensive income (loss) attributable to the company				593.7